Other payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other payables and accrued liabilities
Contract deposit	$ 279,471,348	$ 221,148,610
Accrued expenses	21,200,736	46,365,405
Deed tax and maintenance fund withheld for customers	10,525,607	15,079,138
Bidding deposit	3,238,992	3,331,250
Welfare payable	1,437,298	1,458,748
Other tax payable	30,827,250	20,392,535
Accrued aircraft operating expense	871,401	1,488,258
Accrued interest expense	404,937,375	287,028,427
Purchase consideration payable for asset acquisitions and business combinations	20,725,436	33,275,049
Others	6,001,222	29,934,439
Total	$ 779,236,665	$ 659,501,859